Schedule of Calculation of Loss Per Share (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Weighted number of shares	45,572,689	45,352,601	38,492,600
Profit (Loss)	₪ (61,959)	₪ 44,819	₪ 4,690
Options which could potentially be dilutive in the future, antidilutive in 2022, 2021 and 2020		54,271	2,346,532